SCHEDULE OF MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Major customer, percent	100.00%	100.00%
Customer A [Member]
IfrsStatementLineItems [Line Items]
Major customer, percent	39.00%	61.00%
Customer B [Member]
IfrsStatementLineItems [Line Items]
Major customer, percent	15.00%	6.00%
Customer C [Member]
IfrsStatementLineItems [Line Items]
Major customer, percent	10.00%	4.00%
Customer D [Member]
IfrsStatementLineItems [Line Items]
Major customer, percent	28.00%
Customer [Member]
IfrsStatementLineItems [Line Items]
Major customer, percent	92.00%	71.00%